Quarterly Holdings Report
for

Fidelity® Mid Cap Growth Index Fund

September 30, 2019

MCG-QTLY-1119
1.9896344.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	566	$19,187
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	323	21,428
Spotify Technology SA (a)	295	33,630
Take-Two Interactive Software, Inc. (a)	131	16,420
The Madison Square Garden Co. (a)	4	1,054
World Wrestling Entertainment, Inc. Class A	109	7,755
Zynga, Inc. (a)	466	2,712
		82,999
Interactive Media & Services - 1.6%
IAC/InterActiveCorp (a)	108	23,541
Match Group, Inc.	136	9,716
TripAdvisor, Inc. (a)	236	9,128
Twitter, Inc. (a)	1,887	77,744
		120,129
Media - 1.9%
Altice U.S.A., Inc. Class A (a)	785	22,514
AMC Networks, Inc. Class A (a)	104	5,113
Cable One, Inc.	11	13,802
CBS Corp. Class B	744	30,035
Fox Corp.:
Class A	81	2,554
Class B	43	1,356
Interpublic Group of Companies, Inc.	93	2,005
Nexstar Broadcasting Group, Inc. Class A	86	8,799
Omnicom Group, Inc.	288	22,550
Sinclair Broadcast Group, Inc. Class A	145	6,197
Sirius XM Holdings, Inc.	3,428	21,442
The New York Times Co. Class A	78	2,221
		138,588

TOTAL COMMUNICATION SERVICES		360,903

CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.1%
Aptiv PLC	43	3,759
Distributors - 0.3%
LKQ Corp. (a)	109	3,428
Pool Corp.	96	19,363
		22,791
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	143	21,808
Grand Canyon Education, Inc. (a)	11	1,080
H&R Block, Inc.	75	1,772
Service Corp. International	159	7,602
ServiceMaster Global Holdings, Inc. (a)	54	3,019
		35,281
Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. (a)	64	53,790
Choice Hotels International, Inc.	37	3,292
Darden Restaurants, Inc.	308	36,412
Domino's Pizza, Inc.	103	25,193
Dunkin' Brands Group, Inc.	193	15,316
Hilton Grand Vacations, Inc. (a)	28	896
Hilton Worldwide Holdings, Inc.	709	66,015
MGM Mirage, Inc.	107	2,966
Norwegian Cruise Line Holdings Ltd. (a)	110	5,695
Planet Fitness, Inc. (a)	210	12,153
Six Flags Entertainment Corp.	18	914
Vail Resorts, Inc.	90	20,480
Wendy's Co.	460	9,191
Wyndham Hotels & Resorts, Inc.	71	3,674
Wynn Resorts Ltd.	203	22,070
Yum China Holdings, Inc.	732	33,255
		311,312
Household Durables - 1.1%
Lennar Corp.:
Class A	287	16,029
Class B	22	976
NVR, Inc. (a)	8	29,739
Roku, Inc. Class A (a)	214	21,777
Tempur Sealy International, Inc. (a)	114	8,801
		77,322
Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. (a)	300	16,950
Expedia, Inc.	300	40,323
GrubHub, Inc. (a)	230	12,928
Wayfair LLC Class A (a)	155	17,379
		87,580
Leisure Products - 0.7%
Hasbro, Inc.	291	34,539
Mattel, Inc. (a)	593	6,754
Polaris, Inc.	128	11,265
		52,558
Multiline Retail - 2.0%
Dollar General Corp.	610	96,953
Dollar Tree, Inc. (a)	320	36,531
Nordstrom, Inc.	269	9,057
Ollie's Bargain Outlet Holdings, Inc. (a)	133	7,799
		150,340
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	41	6,781
AutoZone, Inc. (a)	61	66,162
Best Buy Co., Inc.	119	8,210
Burlington Stores, Inc. (a)	163	32,571
CarMax, Inc. (a)	197	17,336
Carvana Co. Class A (a)	111	7,326
Five Below, Inc. (a)	138	17,402
Floor & Decor Holdings, Inc. Class A (a)	168	8,593
IAA Spinco, Inc. (a)	305	12,728
L Brands, Inc.	96	1,881
O'Reilly Automotive, Inc. (a)	188	74,920
Tractor Supply Co.	298	26,951
Ulta Beauty, Inc. (a)	141	35,342
Williams-Sonoma, Inc.	36	2,447
		318,650
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	146	4,841
Carter's, Inc.	49	4,469
Columbia Sportswear Co.	48	4,651
Hanesbrands, Inc.	705	10,801
lululemon athletica, Inc. (a)	295	56,796
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	118	4,407
Under Armour, Inc.:
Class A (sub. vtg.) (a)	303	6,042
Class C (non-vtg.) (a)	331	6,001
		98,008

TOTAL CONSUMER DISCRETIONARY		1,157,601

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	102	6,095
Class B (non-vtg.)	404	25,363
		31,458
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	23	3,707
Grocery Outlet Holding Corp.	7	243
Sprouts Farmers Market LLC (a)	140	2,708
		6,658
Food Products - 1.7%
Campbell Soup Co.	236	11,073
Kellogg Co.	237	15,251
Lamb Weston Holdings, Inc.	94	6,836
McCormick & Co., Inc. (non-vtg.)	198	30,947
Pilgrim's Pride Corp. (a)	49	1,570
Post Holdings, Inc. (a)	72	7,620
The Hershey Co.	315	48,822
TreeHouse Foods, Inc. (a)	23	1,275
		123,394
Household Products - 1.2%
Church & Dwight Co., Inc.	616	46,348
Clorox Co.	257	39,031
		85,379
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	37	1,401

TOTAL CONSUMER STAPLES		248,290

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	640	11,245
Cheniere Energy, Inc. (a)	335	21,125
Diamondback Energy, Inc.	86	7,732
Equitrans Midstream Corp.	51	742
ONEOK, Inc.	328	24,170
Parsley Energy, Inc. Class A	384	6,451
Pioneer Natural Resources Co.	179	22,513
		93,978
FINANCIALS - 4.4%
Banks - 0.3%
CIT Group, Inc.	19	861
Comerica, Inc.	21	1,386
First Republic Bank	76	7,349
Signature Bank	66	7,869
SVB Financial Group (a)	10	2,090
Synovus Financial Corp.	27	966
Western Alliance Bancorp.	24	1,106
		21,627
Capital Markets - 2.5%
Ameriprise Financial, Inc.	45	6,620
Cboe Global Markets, Inc.	68	7,814
E*TRADE Financial Corp.	109	4,762
Evercore, Inc. Class A	36	2,884
FactSet Research Systems, Inc.	94	22,839
Interactive Brokers Group, Inc.	51	2,743
Lazard Ltd. Class A	97	3,395
LPL Financial	205	16,790
MarketAxess Holdings, Inc.	92	30,130
Morningstar, Inc.	49	7,161
MSCI, Inc.	206	44,857
Raymond James Financial, Inc.	74	6,102
SEI Investments Co.	153	9,066
T. Rowe Price Group, Inc.	165	18,851
Virtu Financial, Inc. Class A	53	867
		184,881
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)	23	10,610
Discover Financial Services	280	22,705
Synchrony Financial	446	15,204
		48,519
Diversified Financial Services - 0.0%
Voya Financial, Inc.	23	1,252
Insurance - 0.9%
Alleghany Corp. (a)	4	3,191
Arch Capital Group Ltd. (a)	129	5,415
Arthur J. Gallagher & Co.	97	8,688
Athene Holding Ltd. (a)	144	6,057
Axis Capital Holdings Ltd.	20	1,334
Brown & Brown, Inc.	34	1,226
Erie Indemnity Co. Class A	41	7,612
Everest Re Group Ltd.	30	7,983
Kemper Corp.	30	2,339
Markel Corp. (a)	3	3,546
Primerica, Inc.	76	9,669
RenaissanceRe Holdings Ltd.	41	7,931
		64,991
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)	19	5,898

TOTAL FINANCIALS		327,168

HEALTH CARE - 14.6%
Biotechnology - 3.0%
Agios Pharmaceuticals, Inc. (a)	13	421
Alnylam Pharmaceuticals, Inc. (a)	222	17,853
BioMarin Pharmaceutical, Inc. (a)	447	30,128
Exact Sciences Corp. (a)	320	28,918
Exelixis, Inc. (a)	308	5,447
Incyte Corp. (a)	446	33,107
Ionis Pharmaceuticals, Inc. (a)	321	19,231
Moderna, Inc.	457	7,275
Neurocrine Biosciences, Inc. (a)	226	20,365
Sage Therapeutics, Inc. (a)	126	17,677
Sarepta Therapeutics, Inc. (a)	178	13,407
Seattle Genetics, Inc. (a)	287	24,510
		218,339
Health Care Equipment & Supplies - 5.2%
Abiomed, Inc. (a)	111	19,746
Align Technology, Inc. (a)	198	35,822
Cantel Medical Corp.	52	3,890
DexCom, Inc. (a)	226	33,728
Hill-Rom Holdings, Inc.	86	9,050
Hologic, Inc. (a)	535	27,012
ICU Medical, Inc. (a)	15	2,394
IDEXX Laboratories, Inc. (a)	213	57,921
Insulet Corp. (a)	148	24,410
Masimo Corp. (a)	117	17,408
Penumbra, Inc. (a)	78	10,490
ResMed, Inc.	356	48,099
STERIS PLC	12	1,734
Teleflex, Inc.	116	39,411
The Cooper Companies, Inc.	17	5,049
Varian Medical Systems, Inc. (a)	228	27,153
West Pharmaceutical Services, Inc.	138	19,571
		382,888
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	380	31,285
Centene Corp. (a)	857	37,074
Chemed Corp.	39	16,285
Encompass Health Corp.	123	7,783
Guardant Health, Inc.	91	5,809
Henry Schein, Inc. (a)	47	2,985
Laboratory Corp. of America Holdings (a)	15	2,520
McKesson Corp.	51	6,970
Molina Healthcare, Inc. (a)	121	13,276
Wellcare Health Plans, Inc. (a)	114	29,545
		153,532
Health Care Technology - 1.6%
Cerner Corp.	792	53,991
Change Healthcare, Inc.	60	725
Medidata Solutions, Inc. (a)	151	13,817
Veeva Systems, Inc. Class A (a)	324	49,472
		118,005
Life Sciences Tools & Services - 2.5%
Adaptive Biotechnologies Corp.	28	865
Agilent Technologies, Inc.	76	5,824
Avantor, Inc.	417	6,130
Bio-Techne Corp.	94	18,393
Bruker Corp.	253	11,114
Charles River Laboratories International, Inc. (a)	120	15,884
IQVIA Holdings, Inc. (a)	192	28,681
Mettler-Toledo International, Inc. (a)	61	42,968
PerkinElmer, Inc.	60	5,110
PRA Health Sciences, Inc. (a)	156	15,480
Waters Corp. (a)	165	36,833
		187,282
Pharmaceuticals - 0.2%
Horizon Pharma PLC (a)	51	1,389
Jazz Pharmaceuticals PLC (a)	124	15,889
Nektar Therapeutics (a)	62	1,129
		18,407

TOTAL HEALTH CARE		1,078,453

INDUSTRIALS - 17.1%
Aerospace & Defense - 2.8%
BWX Technologies, Inc.	175	10,012
Harris Corp.	278	58,002
HEICO Corp.	104	12,988
HEICO Corp. Class A	183	17,808
Hexcel Corp.	198	16,262
Huntington Ingalls Industries, Inc.	81	17,155
Spirit AeroSystems Holdings, Inc. Class A	232	19,080
TransDigm Group, Inc.	100	52,067
		203,374
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	258	21,873
Expeditors International of Washington, Inc.	306	22,733
XPO Logistics, Inc. (a)	132	9,447
		54,053
Airlines - 0.3%
Alaska Air Group, Inc.	137	8,893
American Airlines Group, Inc.	102	2,751
JetBlue Airways Corp. (a)	62	1,039
United Continental Holdings, Inc. (a)	130	11,493
		24,176
Building Products - 0.8%
A.O. Smith Corp.	56	2,672
Allegion PLC	178	18,450
Armstrong World Industries, Inc.	123	11,894
Fortune Brands Home & Security, Inc.	110	6,017
Lennox International, Inc.	80	19,438
		58,471
Commercial Services & Supplies - 1.6%
Cintas Corp.	209	56,033
Copart, Inc. (a)	494	39,683
KAR Auction Services, Inc.	302	7,414
Republic Services, Inc.	35	3,029
Rollins, Inc.	357	12,163
		118,322
Construction & Engineering - 0.0%
Quanta Services, Inc.	82	3,100
Electrical Equipment - 1.7%
Acuity Brands, Inc.	26	3,505
AMETEK, Inc.	452	41,503
Fortive Corp.	167	11,450
Hubbell, Inc. Class B	74	9,724
Rockwell Automation, Inc.	291	47,957
Sensata Technologies, Inc. PLC (a)	166	8,310
		122,449
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	121	17,610
Machinery - 3.9%
Allison Transmission Holdings, Inc.	279	13,127
Donaldson Co., Inc.	319	16,614
Dover Corp.	158	15,730
Flowserve Corp.	71	3,316
Graco, Inc.	413	19,015
IDEX Corp.	94	15,405
Ingersoll-Rand PLC	568	69,983
Lincoln Electric Holdings, Inc.	139	12,060
Middleby Corp. (a)	138	16,132
Nordson Corp.	130	19,014
Toro Co.	265	19,425
WABCO Holdings, Inc. (a)	107	14,311
Westinghouse Air Brake Co.	127	9,126
Woodward, Inc.	112	12,077
Xylem, Inc.	447	35,590
		290,925
Professional Services - 3.4%
CoStar Group, Inc. (a)	90	53,388
Equifax, Inc.	255	35,871
IHS Markit Ltd. (a)	623	41,666
Nielsen Holdings PLC	113	2,401
Robert Half International, Inc.	291	16,197
TransUnion Holding Co., Inc.	469	38,041
Verisk Analytics, Inc.	399	63,098
		250,662
Road & Rail - 0.4%
Genesee & Wyoming, Inc. Class A (a)	24	2,652
J.B. Hunt Transport Services, Inc.	65	7,192
Landstar System, Inc.	90	10,132
Lyft, Inc.	8	327
Old Dominion Freight Lines, Inc.	69	11,728
		32,031
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	17	711
Fastenal Co.	1,291	42,177
United Rentals, Inc. (a)	136	16,951
W.W. Grainger, Inc.	110	32,687
		92,526

TOTAL INDUSTRIALS		1,267,699

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	149	35,599
F5 Networks, Inc. (a)	138	19,378
Motorola Solutions, Inc.	304	51,805
Ubiquiti, Inc.	37	4,376
		111,158
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	729	70,349
CDW Corp.	363	44,736
Cognex Corp.	411	20,192
Corning, Inc.	613	17,483
Dolby Laboratories, Inc. Class A	20	1,293
FLIR Systems, Inc.	30	1,578
IPG Photonics Corp. (a)	6	814
Jabil, Inc.	82	2,933
Keysight Technologies, Inc. (a)	469	45,610
National Instruments Corp.	17	714
Trimble, Inc. (a)	107	4,153
Zebra Technologies Corp. Class A (a)	134	27,654
		237,509
IT Services - 11.2%
Akamai Technologies, Inc. (a)	369	33,719
Alliance Data Systems Corp.	11	1,409
Booz Allen Hamilton Holding Corp. Class A	340	24,147
Broadridge Financial Solutions, Inc.	285	35,463
CoreLogic, Inc. (a)	10	463
Elastic NV	110	9,057
EPAM Systems, Inc. (a)	131	23,884
Euronet Worldwide, Inc. (a)	125	18,288
Fiserv, Inc. (a)	1,414	146,464
FleetCor Technologies, Inc. (a)	213	61,084
Gartner, Inc. (a)	218	31,172
Genpact Ltd.	436	16,895
Global Payments, Inc.	748	118,932
GoDaddy, Inc. (a)	441	29,097
Jack Henry & Associates, Inc.	169	24,669
MongoDB, Inc. Class A (a)	104	12,530
Okta, Inc. (a)	256	25,206
Paychex, Inc.	805	66,630
Sabre Corp.	122	2,732
Square, Inc. (a)	848	52,534
Switch, Inc. Class A	149	2,327
The Western Union Co.	229	5,306
Twilio, Inc. Class A (a)	299	32,878
VeriSign, Inc. (a)	181	34,142
WEX, Inc. (a)	107	21,621
		830,649
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	2,511	72,794
Cree, Inc. (a)	20	980
Entegris, Inc.	338	15,906
KLA-Tencor Corp.	399	63,621
Lam Research Corp.	317	73,262
Maxim Integrated Products, Inc.	256	14,825
Microchip Technology, Inc.	164	15,237
Monolithic Power Systems, Inc.	104	16,186
Skyworks Solutions, Inc.	21	1,664
Teradyne, Inc.	427	24,728
Universal Display Corp.	107	17,965
Versum Materials, Inc.	275	14,556
Xilinx, Inc.	637	61,088
		392,812
Software - 10.8%
2U, Inc. (a)	49	798
Alteryx, Inc. Class A (a)	113	12,140
Anaplan, Inc.	208	9,776
ANSYS, Inc. (a)	209	46,264
Aspen Technology, Inc. (a)	173	21,293
Atlassian Corp. PLC (a)	264	33,116
Avalara, Inc. (a)	114	7,671
Black Knight, Inc. (a)	358	21,859
Cadence Design Systems, Inc. (a)	695	45,926
CDK Global, Inc.	306	14,716
Ceridian HCM Holding, Inc. (a)	163	8,047
Citrix Systems, Inc.	279	26,929
Coupa Software, Inc. (a)	154	19,954
DocuSign, Inc. (a)	382	23,653
Dropbox, Inc. Class A (a)	535	10,791
Dynatrace, Inc.	71	1,326
Fair Isaac Corp. (a)	71	21,550
FireEye, Inc. (a)	499	6,657
Fortinet, Inc. (a)	357	27,403
Guidewire Software, Inc. (a)	204	21,498
HubSpot, Inc. (a)	99	15,009
Manhattan Associates, Inc. (a)	160	12,907
Medallia, Inc.	30	823
New Relic, Inc. (a)	123	7,558
Nutanix, Inc. Class A (a)	347	9,109
Pagerduty, Inc.	23	650
Palo Alto Networks, Inc. (a)	235	47,900
Parametric Technology Corp. (a)	261	17,795
Paycom Software, Inc. (a)	123	25,767
Paylocity Holding Corp. (a)	82	8,002
Pegasystems, Inc.	95	6,465
Pluralsight, Inc. (a)	157	2,637
Proofpoint, Inc. (a)	138	17,809
RealPage, Inc. (a)	197	12,383
RingCentral, Inc. (a)	179	22,493
Smartsheet, Inc. (a)	217	7,819
SolarWinds, Inc. (a)	32	590
Splunk, Inc. (a)	376	44,315
SS&C Technologies Holdings, Inc.	499	25,733
Synopsys, Inc. (a)	372	51,057
Teradata Corp. (a)	282	8,742
The Trade Desk, Inc. (a)	96	18,005
Tyler Technologies, Inc. (a)	94	24,675
Zendesk, Inc. (a)	274	19,969
Zscaler, Inc. (a)	155	7,325
		796,904
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	297	9,373
NetApp, Inc.	597	31,348
Pure Storage, Inc. Class A (a)	567	9,605
		50,326

TOTAL INFORMATION TECHNOLOGY		2,419,358

MATERIALS - 3.0%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	157	4,734
CF Industries Holdings, Inc.	55	2,706
Element Solutions, Inc. (a)	222	2,260
NewMarket Corp.	16	7,553
RPM International, Inc.	53	3,647
The Scotts Miracle-Gro Co. Class A	98	9,978
W.R. Grace & Co.	144	9,613
		40,491
Construction Materials - 0.9%
Eagle Materials, Inc.	87	7,831
Martin Marietta Materials, Inc.	48	13,157
Vulcan Materials Co.	302	45,674
		66,662
Containers & Packaging - 1.5%
Aptargroup, Inc.	64	7,581
Avery Dennison Corp.	197	22,373
Ball Corp.	828	60,287
Berry Global Group, Inc. (a)	125	4,909
Crown Holdings, Inc. (a)	189	12,485
Sealed Air Corp.	27	1,121
		108,756
Metals & Mining - 0.1%
Royal Gold, Inc.	51	6,284

TOTAL MATERIALS		222,193

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Homes 4 Rent Class A	276	7,146
Americold Realty Trust	480	17,794
Brookfield Property REIT, Inc. Class A	185	3,772
Colony Capital, Inc.	59	355
CoreSite Realty Corp.	71	8,651
Equity Lifestyle Properties, Inc.	217	28,991
Extra Space Storage, Inc.	251	29,322
Iron Mountain, Inc.	82	2,656
Lamar Advertising Co. Class A	213	17,451
Outfront Media, Inc.	53	1,472
SBA Communications Corp. Class A	281	67,763
Sun Communities, Inc.	53	7,868
UDR, Inc.	39	1,891
		195,132
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	309	16,380
Howard Hughes Corp. (a)	31	4,018
Jones Lang LaSalle, Inc.	14	1,947
		22,345

TOTAL REAL ESTATE		217,477

TOTAL COMMON STOCKS
(Cost $7,519,937)		7,393,120

Money Market Funds - 0.0%
Fidelity Cash Central Fund 1.96% (b)
(Cost $1,161)	1,160	1,161
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,521,098)		7,394,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82)
NET ASSETS - 100%		$7,394,199

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$983
Total	$983

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.